Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of investments accounted for using equity method [text block] [Abstract]
Share based compensation non vested unrecognized cost (in Dollars)	$ 5,124
Option vesting period	4 years
Fair value options	$ 4.07	$ 11.01